Derivatives Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES INSTRUMENTS

NOTE 10:- DERIVATIVES INSTRUMENTS:

From time to time the Company uses derivative instruments primarily to manage exposure to foreign currency exchange rates. The Company’s primary objective in holding derivatives is to reduce the volatility of earnings and cash flows due to changes in foreign currency exchange rates related to forecasted monthly payroll payments of employees which are paid in NIS.

Losses (gains) on designated derivatives reclassified from OCI into Consolidated Statement of Operations for the years ended:

	Year ended December 31,
	2022	2021	2020

Derivatives designated as cash flow hedging instruments:
Cost of revenues	$-	-	$(26)
Sales and marketing	$-	-	$(15)
General and administrative	$-	-	$(6)

Total expenses (income)	$-	-	$(47)

During 2022 the company utilities derivatives instruments were in an insignificant amount as a result such derivatives were not accounted for as instruments for accounting purposes.